Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Summary of Major Components of Tax Expense (Income)
i)                   Amounts recognized in profit or loss

	2025	2024	2023
(in $ millions)	$	$	$
Current tax expense
Current year	83	70	52
Changes in estimates related to prior years	(1)	1	*
	82	71	52
Deferred tax (income)/ expense
Origination and reversal of temporary differences	15	4	(2)
Recognition of previously unrecognized tax losses	(26)	(12)	(31)
Changes in estimates related to prior years	(2)	—	—
	(13)	(8)	(33)
Income tax expense	69	63	19
*Amount less than $1 million

Summary of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate	The reconciliation between income tax expenses and the loss before income tax is presented as follows:

	2025	2024	2023
(in $ millions)	$	$	$
Profit/ (loss) before tax	269	(95)	(466)
Tax at the domestic rates applicable to profits in the countries where the Group operates	73	44	(33)
Non-deductible expenses	7	10	9
Income not subject to tax	(24)	*	*
Current year losses for which no deferred tax asset is recognized	50	64	121
Benefits from previously unrecognized tax losses	(34)	(56)	(78)
Changes in estimates related to prior years	(3)	1	*
Income tax expense	69	63	19
*Amount less than $1 million

Summary of Movement in Deferred Tax Balances
iii)                 Movement in deferred tax balances

	2025	2024
(in $ millions)	$	$
Deferred tax assets
Tax losses carried forward	72	51
Others	13	16
Deferred tax liabilities
Property, plant and equipment, intangible assets and others	35	25

	Movement in deferred tax assets	Movement in deferred tax liabilities
(in $ millions)	$	$
Balance at January 1, 2025 before set-off	95	(53)
Recognized in profit or loss	32	(19)
Acquisition through business combination	—	(8)
Effects of movements in exchange rates	3	—
Deferred tax assets / (liabilities) before set-off	130	(80)
Deferred tax set-off	(45)	45
Balance at December 31, 2025 - Net deferred tax assets / (liabilities)	85	(35)

Balance at January 1, 2024 before set-off	85	(49)
Recognized in profit or loss	12	(4)
Effects of movements in exchange rates	(2)	*
Deferred tax assets / ( liabilities) before set-off	95	(53)
Deferred tax set-off	(28)	28
Balance at December 31, 2024 - Net deferred tax assets / (liabilities)	67	(25)
* Amount less than $1 million
iv)                Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items:

	2025	2024
(in $ millions)	$	$
Unutilized tax losses	3,704	4,147